Short-term Investments - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Short Term Investments [Line Items]
Interest income from short-term investments	¥ 883	$ 127	¥ 1,057	¥ 174
Interest Income [Member]
Short Term Investments [Line Items]
Interest income from short-term investments	¥ 299	$ 43	¥ 872	¥ 56